Equity Based Compensation (Detail) (Stock Compensation Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax expense	$ 63.4	$ 50.5	$ 45.9
Tax benefit	$ 22.2	$ 17.7	$ 16.1